Concentrations	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
Concentrations

NOTE 13 - CONCENTRATIONS

Concentrations of Credit Risk

At December 31, 2018 and 2017, cash and cash equivalent balances in the PRC are $84,306 and $237,561, respectively, are uninsured. The Company has not experienced any losses in PRC bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts.

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2018 and 2017.

Customer	Year Ended December 31, 2018	Year Ended December 31, 2017
A	100%	0

The Company did not have any outstanding accounts receivable as of December 31, 2018 or 2017.

The Company did not have any revenue during the year ended December 31, 2017.